Oil and Gas Properties	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Extractive Industries [Abstract]
Oil and Gas Properties

8. Oil and Gas Properties

A summary of oil and gas properties follows:

	September 30, 2016 (unaudited)	December 31, 2015
	(In thousands)
Proved properties and equipment	$525,809	$584,692
Proved properties and equipment held for sale	79,537	—
Unproved properties	71,658	70,298
Less accumulated depreciation, depletion, and amortization	(160,793)	(166,890)
Less accumulated depreciation, depletion, amortization, and impairment on properties held for sale	(65,922)	—

	$450,289	$488,100

On September 26, 2016, Amadeus Petroleum, Inc. and T-N-T Engineering, Inc. entered into a purchase and sale agreement with AVAD Energy Partners, LLC and Vendera Resources II, LLC to sell their remaining interest in producing wells and related oil and gas leases in its conventional properties located in multiple counties in Texas, effective as of July 1, 2016. Aggregate production related to the properties was 436 Boe/d during the third quarter of 2016. The sale price approximated $14,000,000. The transaction closed on October 31, 2016. As of September 30, 2016, the Company reported an impairment charge of approximately $29.1 million, representing the carrying value in excess of fair value, less the cost to sell the properties. Asset retirement costs of $4 million and the related asset retirement liability of $4.5 million have been included in the carrying value of the properties as well as the impairment charge calculation. The table above provides separate amounts for the carrying value of the assets held for sale and the related accumulated depletion and impairment allowances.

During 2016, certain leased acreage was set to expire in Montana as part of the Bakken, Three Forks, and Lower Lodgepole formations (the “Poplar Properties”). Based on our decision to defer drilling on the Poplar Properties during the three months ended June 30, 2016, we recorded an approximate $1.9 million impairment charge related to leased acreage expiring during 2016. This was calculated through the allocation of our current carrying value of the properties across our proportionate share of the acreage.

If pricing continues to decline, it is reasonably likely that the Company may have to record impairment of its oil and gas properties subsequent to September 30, 2016.

7. Oil and Gas Properties

A summary of oil and gas properties as of December 31, follows:

	2015	2014
Proved properties and equipment	$584,691,945	$495,954,566
Unproved properties	70,298,349	65,725,668
Less accumulated depreciation, depletion, and amortization	(166,890,697)	(80,600,959)

	$488,099,597	$481,079,275

The Company recorded impairment of oil and gas properties of $28,623,000 and $5,478,000 for the years ended December 31, 2015 and 2014, respectively, which is included in accumulated depreciation, depletion, and amortization.

During 2015, the sustained deterioration in the long-term outlook for commodity prices was a triggering event that requiring us to perform impairment testing of our assets that are sensitive to commodity prices. The impairment testing of our long-lived assets was based upon a two-step process as prescribed in the accounting standards.

Step one was performed on each of our oil and gas producing regions and involved a determination as to whether the property’s net book value is expected to be recovered from the estimated undiscounted future cash flows for each respective region. To compute estimated future cash flows, we used our independent reserve engineers’ estimates of proved and probable reserves.

For those regions that failed the impairment test’s first step, we then made a fair market value assessment using discounted cash flow analysis. Based on these results, we recognized $19,696,000 of impairment on those regions where the carrying value exceeded its estimated fair market value.

In addition, during 2015, we recorded a $8,927,000 impairment of undeveloped, unproven properties in Gonzales County. Our independent reserve engineers’ estimates for this region did not include any probable or possible reserves, therefore, it was necessary to impair the remaining net book value of undeveloped, unproven properties for this region.